SHARE BASED COMPENSATION EXPENSES	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION EXPENSES

NOTE 10 – SHARE BASED COMPENSATION EXPENSES

On January 30, 2024, the Company issued 60,000 of the Company’s restricted ordinary shares to Frank Ingriselli, the Company’s President, pursuant to his employment agreement with the Company, with 30,000 shares vesting on July 1, 2024 and 30,000 shares vesting on January 1, 2025. Such ordinary shares were valued at $2.70 per share, which was based on the closing price of the shares traded on the NYSE American exchange on January 30, 2024.